UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/29/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 98.57%

COMMON STOCKS 58.46%

Chemicals 3.59%
Chemtura Corp.	2,350	$19,411,826
Eastman Chemical Co.	493	32,418,006
Monsanto Co.	74	8,548,752
Total		60,378,584

Commercial Banks 1.00%
Bank of America Corp.	389	15,442,964
Marshall & Ilsley Corp.	58	1,337,921
Total		16,780,885

Commercial Services & Supplies 1.97%
R.R. Donnelley & Sons Co.	1,041	33,122,298

Construction Materials 0.60%
KBR, Inc.*	301	10,043,462

Containers & Packaging 1.39%
Ball Corp.	531	23,399,460

Diversified Telecommunication Services 10.29%
AT&T, Inc.	1,260	43,875,351
EMBARQ Corp.	902	37,841,833
Qwest Communications International Inc.	6,114	33,013,980
Verizon Communications, Inc.	460	16,714,464
Windstream Corp.	3,517	41,364,624
Total		172,810,252

Electric Utilities 3.31%
Ameren Corp.	829	35,406,840
Puget Energy, Inc.	314	8,381,664
Unisource Energy Corp.	501	11,858,110
Total		55,646,614

Electrical Equipment 0.94%
Hubbell, Inc. Class B	346	15,698,020

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

	Shares
Investments	(000)	Value
Energy Equipment & Services 1.88%
Halliburton Co.	825	$31,613,624

Food & Staples Retailing 1.63%
Ingles Markets, Inc.	440	10,557,509
Wal-Mart Stores, Inc.	340	16,875,477
Total		27,432,986

Food Products 5.93%
H.J. Heinz Co.	821	36,214,310
Kellogg Co.	355	17,975,168
Kraft Foods, Inc. Class A	1,455	45,361,701
Total		99,551,179

Gas Utilities 2.18%
NiSource, Inc.	2,133	36,659,686

Household Durables 2.17%
Newell Rubbermaid, Inc.	543	12,330,640
Snap-on, Inc.	484	24,176,256
Total		36,506,896

Insurance 3.25%
ACE Ltd. (Bermuda)(a)	571	32,129,912
PartnerRe Ltd. (Bermuda)(a)	292	22,413,435
Total		54,543,347

Leisure Equipment & Products 0.55%
Tyco International Ltd. (Bermuda)(a)	232	9,285,908

Media 1.61%
Idearc Inc.	3,510	16,916,238
Interpublic Group of Cos., Inc. (The)*	1,177	10,149,309
Total		27,065,547

Multi-Line Retail 0.83%
Macy’s, Inc.	564	13,915,966

Oil & Gas 5.63%
Chevron Corp.	393	34,092,044
EOG Resources, Inc.	304	36,125,364

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

	Shares
Investments	(000)	Value
Oil & Gas (continued)
Transocean Inc. (Cayman Islands)(a)	174	$24,430,614
Total		94,648,022

Paper & Forest Products 1.36%
AbitibiBowater, Inc. (Canada)(a)	776	8,035,016
MeadWestvaco Corp.	576	14,775,028
Total		22,810,044

Pharmaceuticals 5.16%
Bristol-Myers Squibb Co.	1,570	35,490,917
Mylan, Inc.	1,491	17,658,176
Pfizer Inc.	1,505	33,524,716
Total		86,673,809

Semiconductor Equipment & Products 0.84%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,450	14,126,672

Specialty Retail 1.16%
OfficeMax, Inc.	915	19,459,923

Trading Companies & Distributors 1.19%
Genuine Parts Co.	484	19,969,125

Total Common Stocks (cost $1,049,274,338)		982,142,309

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
CONVERTIBLE BONDS 5.34%

Aerospace & Defense 0.23%
DRS Technologies, Inc.†	2.00%	2/1/2026	$3,500	3,885,000

Biotechnology 0.70%
Cephalon, Inc. Ser A	Zero Coupon	6/15/2033	2,500	2,778,125
CV Therapeutics, Inc.	3.25%	8/16/2013	5,000	3,800,000
Genzyme Corp.	1.25%	12/1/2023	4,500	5,101,875
Total				11,680,000

Commercial Services & Supplies 0.28%
CRA International, Inc.	2.875%	6/15/2034	4,000	4,620,000

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Telecommunication Services 0.17%
Qwest Communications International, Inc.	3.50%	11/15/2025	$2,500	$2,871,875

Food Products 0.40%
Archer Daniels Midland Co.	0.875%	2/15/2014	5,500	6,710,000

Healthcare Providers & Services 0.29%
Five Star Quality Care, Inc.	3.75%	10/15/2026	6,000	4,852,500

Insurance 0.20%
Conseco, Inc. (Zero Coupon after 9/30/2010)**	3.50%	9/30/2035	3,850	3,277,313

Internet Software & Services 0.39%
Equinix, Inc.	2.50%	4/15/2012	3,500	3,338,125
Symantec Corp.	0.75%	6/15/2011	3,000	3,288,750
Total				6,626,875

Information Technology Services 0.20%
Electronic Data Systems Corp.	3.875%	7/15/2023	3,500	3,430,000

Machinery 0.34%
Roper Industries, Inc. (Zero Coupon after 1/15/2009)**	1.481%	1/15/2034	8,000	5,710,000

Media 0.21%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	3,595,000

Metals & Mining 0.57%
Newmont Mining Corp.	1.25%	7/15/2014	4,000	5,295,000
Placer Dome, Inc. (Canada)(a)	2.75%	10/15/2023	2,000	4,315,000
Total				9,610,000

Oil & Gas 0.39%
Devon Energy Corp.	4.90%	8/15/2008	4,000	6,490,000

Pharmaceuticals 0.97%
Gilead Sciences, Inc.	0.625%	5/1/2013	2,000	2,775,000
Teva Pharmaceutical Finance LLC (Israel)(a)	1.75%	2/1/2026	8,275	9,836,906
Wyeth	3.581%#	1/15/2024	3,500	3,658,550
Total				16,270,456

Total Convertible Bonds (cost $86,042,406)				89,629,019

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

	Interest	Shares
Investments	Rate	(000)	Value
CONVERTIBLE PREFERRED STOCKS 2.04%

Electric Utilities 0.32%
CMS Energy Corp.	4.50%	70	$5,338,438

Energy Equipment & Services 0.64%
El Paso Corp.	4.99%	8	10,703,000

Food & Staples Retailing 0.20%
Bunge Ltd. (Bermuda)(a)	4.875%	25	3,415,625

Insurance 0.30%
MetLife, Inc.	6.375%	60	1,734,000
XL Capital Ltd. (Cayman Islands)(a)	7.00%	230	3,277,500
Total			5,011,500

Pharmaceuticals 0.58%
Mylan, Inc.	6.50%	8	6,728,325
Schering-Plough Corp.	6.00%	15	3,094,500
Total			9,822,825

Total Convertible Preferred Stocks (cost $35,403,511)			34,291,388

		U.S. $
		Value
FOREIGN COMMON STOCKS 5.79%

Australia 1.39%
Coca-Cola Amatil Ltd.(b)	2,638	$23,412,902

Canada 0.44%
CI Financial Income Fund Unit(b)	310	7,275,591

Germany 0.44%
Henkel KGaA(b)	183	7,420,835

Greece 0.84%
National Bank of Greece S.A.(b)	261	14,125,373

United Kingdom 2.68%
Cadbury Schweppes plc(b)	1,893	21,071,437
Kesa Electricals plc(b)	2,696	11,391,184

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

	Shares	U.S. $
Investments	(000)	Value
United Kingdom (continued)
Royal Bank of Scotland Group plc (The)(b)	1,651	$12,480,860
Total		44,943,481

Total Foreign Common Stocks (cost $96,365,583)		97,178,182

FOREIGN PREFERRED STOCK 0.22%

Brazil
Companhia Energetica de Minas Gerais(b) (cost $3,602,709)	195	3,718,680

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES BOND 2.75%
Federal Home Loan Mortgage Corp. (cost $45,440,689)	5.75%	4/15/2008 - 3/15/2009	$45,000	$46,262,650

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.65%
Federal Home Loan Mortgage Corp.	6.50%	8/1/2037	9,328	9,673,696
Federal National Mortgage Assoc.	5.50%	6/1/2036	20,000	20,132,452
Federal National Mortgage Assoc.(c)	5.50%	TBA	5,000	5,028,905
Federal National Mortgage Assoc.	6.00%	11/1/2034 - 10/1/2037	46,440	47,519,412
Federal National Mortgage Assoc.	6.50%	4/1/2035 - 12/1/2036	28,276	29,357,546

Total Government Sponsored Enterprises Pass-Throughs (cost $110,402,518)				111,712,011

HIGH YIELD CORPORATE BONDS 16.16%

Aerospace & Defense 0.43%
Hawker Beechcraft Corp.	9.75%	4/1/2017	3,500	3,491,250
United Surgical Partners, Inc. PIK	9.25%	5/1/2017	4,000	3,700,000
Total				7,191,250

Auto Components 0.16%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,500	2,642,500

Automobiles 0.29%
Hertz Corp. (The)	8.875%	1/1/2014	5,000	4,787,500

Chemicals 0.41%
Equistar Chemicals L.P.	7.55%	2/15/2026	3,000	1,965,000

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Chemicals (continued)
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	$6,500	$4,907,500
Total				6,872,500

Commercial Services & Supplies 0.50%
Aramark Services, Inc.	8.50%	2/1/2015	2,775	2,747,250
FTI Consulting, Inc.	7.75%	10/1/2016	1,500	1,586,250
NOVA Chemicals Corp. (Canada)(a)	7.863%#	11/15/2013	4,750	4,061,250
Total				8,394,750

Consumer Finance 0.88%
Ford Motor Credit Corp.	7.375%	10/28/2009	8,500	8,063,262
GMAC LLC	7.25%	3/2/2011	8,000	6,756,184
Total				14,819,446

Containers & Packaging 0.43%
Berry Plastics Group, Inc.	8.875%	9/15/2014	3,000	2,662,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	5,000	4,562,500
Total				7,225,000

Diversified Consumer Services 0.24%
Allied Waste North America, Inc.	7.25%	3/15/2015	4,000	3,995,000

Diversified Financials 0.93%
Ashtead Capital, Inc.†	9.00%	8/15/2016	3,175	2,635,250
Ford Capital B.V. (Netherlands)(a)	9.50%	6/1/2010	5,000	4,725,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	3,000	2,565,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	3,500	3,167,500
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,000	2,565,000
Total				15,657,750

Diversified Telecommunication Services 1.77%
Cincinnati Bell, Inc.	7.00%	2/15/2015	10,000	9,450,000
Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,508,750
Intelsat Bermuda Ltd. (Bermuda)(a)	9.25%	6/15/2016	2,325	2,336,625
Qwest Capital Funding, Inc.	7.90%	8/15/2010	6,000	6,030,000
Syniverse Technologies Inc.	7.75%	8/15/2013	5,000	4,800,000
Windstream Corp.	7.00%	3/15/2019	4,000	3,660,000
Total				29,785,375

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric Utilities 1.24%
AES Corp.	8.00%	10/15/2017	$2,000	$2,050,000
Dynegy Holdings, Inc.	8.375%	5/1/2016	8,000	7,860,000
Edison Mission Energy	7.00%	5/15/2017	3,000	2,962,500
Edison Mission Energy	7.75%	6/15/2016	4,500	4,657,500
Reliant Energy, Inc.	7.875%	6/15/2017	3,375	3,337,031
Total				20,867,031

Electrical Equipment 0.68%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	2,500	2,106,250
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,432,500
NXP B.V./NXP Funding LLC (Netherlands)(a)	9.50%	10/15/2015	5,925	4,928,889
Total				11,467,639

Electronic Equipment & Instruments 0.31%
Emerson Electric Co.	5.25%	10/15/2018	5,000	5,166,545

Energy Equipment & Services 0.22%
El Paso Corp.	7.00%	6/15/2017	1,325	1,374,269
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,362,500
Total				3,736,769

Food & Staples Retailing 0.12%
Landry’s Restaurants, Inc.	9.50%	12/15/2014	2,075	2,012,750

Food Products 0.24%
Constellation Brands, Inc.	8.125%	1/15/2012	4,000	4,020,000

Healthcare Providers & Services 0.74%
Community Health Systems	8.875%	7/15/2015	5,000	4,931,250
HCA, Inc.	6.25%	2/15/2013	5,000	4,362,500
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,185,000
Total				12,478,750

Healthcare Technology 0.28%
LVB Acquisition Merger Sub, Inc.†	10.00%	10/15/2017	4,575	4,752,281

Hotels, Restaurants & Leisure 0.26%
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,746,750

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos, Inc.	6.50%	2/1/2014	$4,000	$2,690,000
Total				4,436,750

Industrial Conglomerates 0.40%
Ball Corp.	6.625%	3/15/2018	3,500	3,465,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	4,000	3,230,000
Total				6,695,000

Information Technology Services 0.21%
SunGard Data Systems, Inc.	9.125%	8/15/2013	3,500	3,543,750

Media 1.92%
Affinion Group, Inc.	11.50%	10/15/2015	3,000	2,775,000
Barrington Broadcasting Group	10.50%	8/15/2014	3,125	2,843,750
CCH I Holdings LLC	11.75%	5/15/2014	3,500	1,802,500
CCH I LLC	11.00%	10/1/2015	3,000	2,100,000
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	2,659,375
General Motors Corp.	7.20%	1/15/2011	4,500	4,083,750
Idearc Inc.	8.00%	11/15/2016	5,500	3,272,500
Mediacom Broadband LLC Corp.	8.50%	10/15/2015	4,175	3,319,125
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	1,980,000
R.H. Donnelley Corp.	8.875%	1/15/2016	3,000	1,800,000
R.H. Donnelley Corp.†	8.875%	10/15/2017	3,700	2,183,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	5,000	3,475,000
Total				32,294,000

Metals & Mining 0.65%
Aleris International, Inc.	10.00%	12/15/2016	2,500	1,728,125
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	5,000	5,312,500
Noranda Aluminum, Inc. PIK†	8.738%#	5/15/2015	5,000	3,875,000
Total				10,915,625

Multi-Line Retail 0.19%
Rite Aid Corp.	9.375%	12/15/2015	4,000	3,120,000

Multi-Utilities & Unregulated Power 0.37%
Mirant Americas Generation LLC	9.125%	5/1/2031	7,000	6,300,000

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil & Gas 0.85%
Chesapeake Energy Corp.	7.625%	7/15/2013	$3,500	$3,570,000
Forest Oil Corp.†	7.25%	6/15/2019	2,000	2,025,000
Verasun Energy Corp.†	9.375%	6/1/2017	5,000	3,725,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	4,927,500
Total				14,247,500

Paper & Forest Products 0.55%
Abitibi-Consolidated, Inc. (Canada)(a)	8.55%	8/1/2010	4,500	2,536,875
AbitibiBowater, Inc.	6.50%	6/15/2013	3,500	2,100,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,300	1,300,000
Graphic Packaging International Corp.	9.50%	8/15/2013	3,400	3,221,500
Total				9,158,375

Pharmaceuticals 0.20%
Warner Chilcott Corp.	8.75%	2/1/2015	3,250	3,290,625

Real Estate 0.14%
Host Marriott L.P.	6.375%	3/15/2015	2,525	2,373,500

Semiconductors & Semiconductor Equipment 0.27%
Freescale Semiconductor, Inc.	8.875%	12/15/2014	5,500	4,510,000

Specialty Retail 0.11%
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	1,870,000

Textiles & Apparel 0.17%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	2,895,000

Total High Yield Corporate Bonds (cost $302,889,381)				271,522,961

			Shares
			(000)
NON-CONVERTIBLE PREFERRED STOCK 0.19%

Financial: Miscellaneous
Fannie Mae	8.25%		122	3,130,880

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 29, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATION 0.97%
U.S. Treasury Note (cost $15,370,842)	5.00%	2/15/2011	$15,000	$16,359,390

Total Long-Term Investments (cost $1,747,863,456)				1,655,947,470

SHORT-TERM INVESTMENT 1.44%
Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $17,115,000 of Federal Home Loan Bank at 5.375% due 3/11/2016 and $5,635,000 of Federal National Mortgage Assoc. at 5.00% due 3/15/2016; value: $24,758,295; proceeds: $24,277,323 (cost $24,272,287)			24,272	24,272,287

Total Investments in Securities 100.01% (cost $1,772,135,743)				1,680,219,757
Liabilities in Excess of Other Assets (0.01%)				(211,994)
Net Assets 100.00%				$1,680,007,763

ADR                 American Depositary Receipt.

PIK                        Payment-in-kind.

Unit                     More than one class of securities traded together.

*                        Non-income producing security.

**                    Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

†                        Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered  under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#                        Variable rate security. The interest rate represents the rate at February 29, 2008.

(a)                  Foreign security traded in U.S. dollars.

(b)                  Investments in non-U.S. dollar denominated securities.

(c)                  To be announced (“TBA”).  Security purchased on a forward commitment basis with an approximate principal and maturity date.  Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 91.32%

Advertising Agency 0.77%
National CineMedia, Inc.	260,300	$5,610

Aerospace 2.38%
Alliant Techsystems Inc.*	106,100	11,134
Rockwell Collins, Inc.	107,000	6,302
Total		17,436

Banks 1.66%
Northern Trust Corp.	179,800	12,160

Biotechnology Research & Production 8.30%
Alexion Pharmaceuticals, Inc.*	132,770	8,047
AMAG Pharmaceuticals, Inc.*	86,100	3,769
Celgene Corp.*	164,200	9,256
Cephalon, Inc.*	70,800	4,272
Charles River Laboratories International, Inc.*	170,500	9,988
Genzyme Corp.*	115,200	8,170
Human Genome Sciences, Inc.*	410,700	2,427
ImClone Systems Inc.*	201,200	9,056
Millennium Pharmaceuticals, Inc.*	418,600	5,856
Total		60,841

Casinos & Gambling 1.71%
WMS Industries, Inc.*	330,800	12,561

Chemicals 1.88%
Airgas, Inc.	208,000	10,107
Albemarle Corp.	95,900	3,688
Total		13,795

Communications Technology 3.58%
Juniper Networks, Inc.*	405,400	10,873
L-3 Communications Holdings, Inc.	94,700	10,065
McAfee Inc.*	158,700	5,280
Total		26,218

Computer Services, Software & Systems 3.33%
Akamai Technologies, Inc.*	112,800	3,966
Amdocs Ltd. (United Kingdom)(a)*	193,300	5,993
BMC Software, Inc.*	112,300	3,625
Citrix Systems, Inc.*	154,000	5,071
Equinix, Inc.*	83,133	5,765
Total		24,420

Consumer Electronics 1.99%
Activision, Inc.*	323,600	8,818
Electronic Arts Inc.*	77,800	3,679
SINA Corp. (China)*(a)	49,565	2,053
Total		14,550

Consumer Products 0.72%
Alberto-Culver Co.	196,000	5,253

Cosmetics 1.01%
Avon Products, Inc.	195,100	7,426

Diversified Manufacturing 0.95%
Hexcel Corp.*	343,800	6,941

Drug & Grocery Store Chains 0.46%
Safeway, Inc.	116,900	3,360

Drugs & Pharmaceuticals 3.55%
BioMarin Pharmaceutical Inc.*	189,206	7,197
Elan Corp. plc ADR*	331,000	7,537
Mylan, Inc.	143,900	1,704
Pharmion Corp.*	80,300	5,749
United Therapeutics Corp.*	45,824	3,857
Total		26,044

Education Services 0.50%
Strayer Education, Inc.	23,300	3,628

Electrical Equipment & Components 1.60%
AMETEK, Inc.	274,300	11,682

Electronics 1.25%
Amphenol Corp. Class A	247,900	9,165

Electronics: Medical Systems 3.11%
Hologic, Inc.*	186,100	11,224
Illumina, Inc.*	159,800	11,571
Total		22,795

See Notes to Schedules of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2008

		Value
Investments	Shares	(000)
Electronics: Semi-Conductors/Components 3.09%
MEMC Electronic Materials, Inc.*	92,800	$7,079
Microchip Technology Inc.	237,600	7,313
Silicon Laboratories Inc.*	265,500	8,217
Total		22,609

Engineering & Contracting Services 1.10%
Jacobs Engineering Group Inc.*	100,600	8,077

Financial Data Processing Services & Systems 0.99%
Fiserv, Inc.*	138,500	7,288

Healthcare Facilities 0.91%
ICON plc ADR*	101,381	6,701

Healthcare Management Services 0.65%
Phase Forward Inc.*	299,000	4,763

Identification Control & Filter Devices 1.19%
Roper Industries, Inc.	154,800	8,731

Investment Management Companies 2.18%
T. Rowe Price Group, Inc.	196,700	9,939
Waddell & Reed Financial, Inc. Class A	193,000	6,049
Total		15,988

Machinery: Oil Well Equipment & Services 2.94%
Cameron International Corp.*	255,400	10,849
Weatherford International Ltd.*	154,700	10,662
Total		21,511

Medical & Dental Instruments & Supplies 5.58%
Beckman Coulter, Inc.	93,500	6,311
DENTSPLY International Inc.	309,800	12,095
Gen-Probe Inc.*	121,200	5,795
NuVasive, Inc.*	187,546	7,228
Respironics, Inc.*	63,692	4,183
St. Jude Medical, Inc.*	122,300	5,256
Total		40,868

Medical Services 1.08%
Covance Inc.*	93,900	7,926

Metal Fabricating 0.83%
Precision Castparts Corp.	54,900	6,060

Miscellaneous: Producer Durables 0.77%
BE Aerospace, Inc.*	164,500	5,642

Miscellaneous: Technology 1.17%
IHS Inc. Class A*	139,400	8,594

Multi-Sector Companies 1.30%
Eaton Corp.	45,100	3,704
Textron, Inc.	108,100	5,856
Total		9,560

Offshore Drilling 2.81%
Atwood Oceanics, Inc.*	123,700	11,515
Diamond Offshore Drilling, Inc.	74,900	9,050
Total		20,565

Oil: Crude Producers 6.14%
Noble Energy, Inc.	115,500	8,940
Range Resources Corp.	320,300	19,596
Southwestern Energy Co.*	252,800	16,490
Total		45,026

Radio & TV Broadcasters 0.76%
Rogers Communications, Inc. Class B (Canada)(a)	140,700	5,566

Restaurants 1.35%
Cheesecake Factory Inc. (The)*	188,300	3,937
Sonic Corp.*	279,500	5,962
Total		9,899

Retail 4.63%
Dick’s Sporting Goods, Inc.*	186,300	5,138
Family Dollar Stores, Inc.	201,600	3,861

See Notes to Schedules of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 29, 2008

		Value
Investments	Shares	(000)
Retail (continued)
Kohl’s Corp.*	85,600	$3,804
TJX Companies, Inc.	296,600	9,491
Tractor Supply Co.*	45,900	1,719
Urban Outfitters, Inc.*	344,800	9,923
Total		33,936

Securities Brokerage & Services 1.29%
GFI Group Inc.*	74,100	5,672
IntercontinentalExchange, Inc.*	29,100	3,792
Total		9,464

Services: Commercial 2.07%
Corrections Corp. of America*	183,800	4,937
Ctrip.com International Ltd. ADR	23,900	1,449
FTI Consulting, Inc.*	138,000	8,763
Total		15,149

Soaps & Household Chemicals 1.77%
Church & Dwight Co., Inc.	187,100	10,002
Clorox Co. (The)	50,900	2,962
Total		12,964

Telecommunications Equipment 2.40%
American Tower Corp. Class A*	162,600	6,251
Crown Castle International Corp.*	314,500	11,350
Total		17,601

Transportation: Miscellaneous 1.86%
C.H. Robinson Worldwide, Inc.	136,900	6,950
Expeditors International of Washington Inc.	169,500	6,665
Total		13,615

Utilities: Electrical 2.81%
Allegheny Energy, Inc.	162,500	8,234
Constellation Energy Group Inc.	75,500	6,670
ITC Holdings Corp.	107,100	5,709
Total		20,613

Wholesalers 0.90%
LKQ Corp.*	308,831	6,560

Total Common Stocks (cost $626,512,343)		669,161

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 9.86%
Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $2,280,000 of Federal Farm Credit Bank at 3.875% due 1/10/2013, $20,360,000 of Federal Home Loan Mortgage Corp. at 5.00% due 1/9/2013 and $48,640,000 of Federal National Mortgage Assoc. at 5.125% and 5.50% due 7/9/2010 and 11/2/2012; value: $73,691,684; proceeds: $72,256,929 (cost $72,241,939)	$72,242	$72,242

Total Investments in Securities 101.18% (cost $698,754,282)		741,403
Liabilities in Excess of Other Assets (1.18%)		(8,646)
Net Assets 100.00%		$732,757

ADR                 American Depositary Receipt.

*                      Non-income producing security.

(a)                  Foreign security traded in U.S. dollars.

See Notes to Schedules of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP CORE FUND February 29, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 94.88%

Aerospace 3.92%
Boeing Co. (The)	93,496	$7,741
Lockheed Martin Corp.	100,390	10,360
Raytheon Co.	145,500	9,434
United Technologies Corp.	191,000	13,467
Total		41,002

Agriculture, Fishing & Ranching 2.94%
Monsanto Co.	265,276	30,687

Banks 5.09%
Bank of America Corp.	276,348	10,982
JPMorgan Chase & Co.	264,728	10,761
Marshall & Ilsley Corp.	74,300	1,724
PNC Financial Services Group, Inc. (The)	169,600	10,418
SunTrust Banks, Inc.	59,500	3,459
U.S. Bancorp	191,500	6,132
Wachovia Corp.	69,200	2,119
Wells Fargo & Co.	259,600	7,588
Total		53,183

Beverage: Brewers 0.35%
Anheuser-Busch Cos., Inc.	78,500	3,697

Beverage: Soft Drinks 3.31%
Coca-Cola Co. (The)	375,600	21,958
PepsiCo, Inc.	181,700	12,639
Total		34,597

Biotechnology Research & Production 4.24%
Amgen Inc.*	193,100	8,790
Baxter International, Inc.	101,787	6,007
Celgene Corp.*	223,000	12,570
Genzyme Corp.*	122,500	8,688
ImClone Systems Inc.*	126,478	5,693
Millennium Pharmaceuticals, Inc.*	179,100	2,506
Total		44,254

Chemicals 1.22%
Praxair, Inc.	159,400	12,797

Communications & Media 0.27%
Time Warner, Inc.	178,900	2,793

Communications Technology 3.71%
Cisco Systems, Inc.*	503,600	12,273
Corning, Inc.	381,300	8,857
Harris Corp.	44,601	2,178
QUALCOMM Inc.	364,400	15,440
Total		38,748

Computer Services, Software & Systems 2.66%
Adobe Systems Inc.*	142,853	4,807
Microsoft Corp.	514,000	13,991
Oracle Corp.*	475,900	8,947
Total		27,745

Computer Technology 3.36%
Hewlett-Packard Co.	388,313	18,550
International Business Machines Corp.	123,000	14,005
NVIDIA Corp.*	119,850	2,563
Total		35,118

Consumer Electronics 2.68%
Activision, Inc.*	516,213	14,067
Electronic Arts Inc.*	205,600	9,723
Yahoo! Inc.*	151,700	4,214
Total		28,004

Copper 0.20%
Freeport-McMoRan Copper & Gold, Inc.	20,265	2,044

Diversified Financial Services 3.30%
Bank of New York Mellon Corp. (The)	315,918	13,859
Citigroup, Inc.	210,800	4,998
Merrill Lynch & Co., Inc.	104,700	5,189
MetLife, Inc.	84,400	4,917
Morgan Stanley	131,500	5,539
Total		34,502

Drug & Grocery Store Chains 0.56%
Kroger Co. (The)	165,600	4,016
Walgreen Co.	50,000	1,825
Total		5,841

See Notes to Schedules of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP CORE FUND February 29, 2008

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 8.22%
Abbott Laboratories	426,500	$22,839
Amylin Pharmaceuticals, Inc.*	93,000	2,462
Bristol-Myers Squibb Co.	194,700	4,402
Eli Lilly & Co.	157,000	7,853
Gilead Sciences, Inc.*	240,524	11,382
Johnson & Johnson	129,200	8,005
Merck & Co., Inc.	285,000	12,625
Mylan, Inc.	24,300	288
Pfizer Inc.	387,600	8,636
Schering-Plough Corp.	340,900	7,397
Total		85,889

Electrical Equipment & Components 0.86%
Emerson Electric Co.	176,334	8,986

Electronics: Medical Systems 0.51%
Medtronic, Inc.	108,500	5,356

Electronics: Semi-Conductors/Components 1.60%
Intel Corp.	648,600	12,940
Texas Instruments, Inc.	125,200	3,751
Total		16,691

Electronics: Technology 0.67%
General Dynamics Corp.	85,454	6,994

Energy: Miscellaneous 0.52%
Valero Energy Corp.	95,000	5,488

Entertainment 0.36%
Walt Disney Co. (The)	116,337	3,770

Financial Data Processing Services & Systems 0.28%
Western Union Co.	139,400	2,899

Financial: Miscellaneous 0.52%
Fannie Mae	198,100	5,477

Foods 3.31%
Campbell Soup Co.	217,195	7,013
Kellogg Co.	159,000	8,065
Kraft Foods, Inc. Class A	420,000	13,091
Wm. Wrigley Jr. Co.	107,600	6,441
Total		34,610

Gold 2.12%
Barrick Gold Corp. (Canada)(a)	426,300	22,146

Health & Personal Care 3.53%
CVS Caremark Corp.	450,048	18,173
Express Scripts, Inc.*	230,000	13,593
Medco Health Solutions, Inc.*	112,102	4,967
WebMD Health Corp. Class A*	4,500	126
Total		36,859

Healthcare Facilities 0.69%
Quest Diagnostics, Inc.	150,356	7,167

Identification Control & Filter Devices 0.60%
Agilent Technologies, Inc.*	204,400	6,257

Insurance: Multi-Line 1.91%
American International Group, Inc.	131,492	6,162
Aon Corp.	226,300	9,416
Hartford Financial Services Group, Inc. (The)	62,800	4,390
Total		19,968

Jewelry, Watches & Gemstones 0.08%
Tiffany & Co.	22,900	862

Machinery: Construction & Handling 0.31%
Caterpillar Inc.	44,600	3,226

Machinery: Oil Well Equipment & Services 1.99%
Baker Hughes, Inc.	79,343	5,339
Schlumberger Ltd.(Netherlands Antilles)(a)	178,700	15,449
Total		20,788

Medical & Dental Instruments & Supplies 0.88%
St. Jude Medical, Inc.*	214,600	9,223

See Notes to Schedules of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP CORE FUND February 29, 2008

		Value
Investments	Shares	(000)
Milling: Fruit & Grain Processing 1.62%
Archer Daniels Midland Co.	374,100	$16,872

Miscellaneous: Consumer Staples 0.38%
Diageo plc ADR	48,781	4,005

Multi-Sector Companies 2.56%
General Electric Co.	608,100	20,152
Honeywell International, Inc.	114,000	6,560
Total		26,712

Oil: Crude Producers 0.25%
XTO Energy Inc.	41,750	2,576

Oil: Integrated Domestic 0.72%
ConocoPhillips	65,700	5,434
Occidental Petroleum Corp.	27,500	2,128
Total		7,562

Oil: Integrated International 4.51%
Chevron Corp.	178,600	15,478
ExxonMobil Corp.	347,515	30,237
Marathon Oil Corp.	26,900	1,430
Total		47,145

Retail 3.91%
Best Buy Co., Inc.	167,500	7,204
GameStop Corp. Class A*	114,100	4,833
Kohl’s Corp.*	158,700	7,053
Macy’s, Inc.	74,300	1,834
Target Corp.	127,000	6,681
Wal-Mart Stores, Inc.	267,100	13,246
Total		40,851

Soaps & Household Chemicals 4.16%
Colgate-Palmolive Co.	183,900	13,993
Procter & Gamble Co. (The)	445,132	29,459
Total		43,452

Telecommunications Equipment 1.65%
Nokia Corp. ADR	479,300	17,260

Textiles Apparel Manufacturers 0.43%
Coach, Inc.*	113,144	3,430
Polo Ralph Lauren Corp.	16,908	1,052
Total		4,482

Tobacco 0.76%
Altria Group, Inc.	108,400	7,928

Transportation: Miscellaneous 0.66%
United Parcel Service, Inc. Class B	97,700	6,862

Utilities: Cable TV & Radio 0.23%
Comcast Corp. Class A*	123,260	2,385

Utilities: Electrical 3.57%
Dominion Resources, Inc.	239,900	9,582
FPL Group, Inc.	123,432	7,442
Northeast Utilities	233,900	5,934
PG&E Corp.	184,417	6,945
Progress Energy, Inc.	176,100	7,380
Total		37,283

Utilities: Telecommunications 2.70%
AT&T Inc.	692,902	24,134
Sprint Nextel Corp.	56,190	400
Verizon Communications, Inc.	99,900	3,628
Total		28,162

Total Common Stocks (cost $922,393,469)		991,205

See Notes to Schedules of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP CORE FUND February 29, 2008

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 5.02%
Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $53,510,000 of Federal National Mortgage Assoc. at 2.50% due 4/9/2010; value: $53,456,490; proceeds: $52,414,322 (cost $52,403,448)	$52,403	$52,403

Total Investments in Securities 99.90% (cost $974,796,917)		1,043,608
Other Assets in Excess of Liabilities 0.10%		1,085
Net Assets 100.00%		$1,044,693

ADR      American Depositary Receipt.

*      Non-income producing security.

(a)      Foreign security traded in U.S. dollars.

See Notes to Schedules of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES February 29, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 95.80%

Aerospace 3.80%
Curtiss-Wright Corp.(b)	2,430,045	$102,208
Moog Inc. Class A*	900,062	36,938
Total		139,146

Air Transportation 2.32%
AAR Corp.*	1,032,664	26,736
Bristow Group Inc.*	1,102,560	58,171
Total		84,907

Aluminum 0.12%
Kaiser Aluminum Corp.	57,312	4,204

Auto Components 0.51%
Gentex Corp.	1,159,700	18,694

Auto Parts: Original Equipment 1.31%
American Axle & Manufacturing
Holdings, Inc.	1,196,000	23,537
Tenneco Inc.*	969,576	24,482
Total		48,019

Banks 2.90%
Cullen/Frost Bankers, Inc.	1,000,800	51,161
First Midwest Bancorp, Inc.	1,250,000	32,562
Signature Bank*	844,400	22,377
Total		106,100

Beverage: Brewers 0.56%
Boston Beer Co., Inc. (The) Class A*(b)	576,951	20,574

Biotechnology Research & Production 1.95%
Kensey Nash Corp.*	314,591	8,541
Martek Biosciences Corp.*	1,354,215	38,812
OSI Pharmaceuticals, Inc.*	667,500	23,997
Total		71,350

Building: Heating & Plumbing 0.20%
Interline Brands, Inc.*	412,800	7,335

Building: Materials 0.11%
NCI Building Systems, Inc.*	136,029	4,127

Building: Roofing & Wallboard 0.33%
Beacon Roofing Supply, Inc.*	1,400,000	11,984

Chemicals 4.79%
A. Schulman, Inc.	430,000	8,789
Arch Chemicals, Inc.	910,509	31,786
Cabot Corp.	960,400	26,315
Cabot Microelectronics Corp.*	915,404	30,657
Cytec Industries Inc.	500,000	28,640
Hercules, Inc.	1,969,000	36,072
Polypore International, Inc.*	727,782	13,078
Total		175,337

Communications Technology 4.40%
Anaren, Inc.*(b)	1,711,846	21,638
Anixter International, Inc.*(b)	2,000,005	130,780
Comtech Telecommunications Corp.*	200,197	8,685
Total		161,103

Computer Services, Software & Systems 1.87%
Macrovision Corp.*(b)	3,314,352	50,677
Solera Holdings Inc.*	741,900	17,605
Total		68,282

Computer Technology 1.85%
Intermec, Inc.*(b)	3,073,025	67,729

Containers & Packaging: Metal & Glass 1.21%
AptarGroup, Inc.	982,900	36,839
Greif Inc. Class A	112,700	7,370
Total		44,209

Diversified Manufacturing 6.28%
Barnes Group Inc.	1,430,000	32,518
Brady Corp. Class A	214,225	6,551
CLARCOR, Inc.	605,620	21,681
Hexcel Corp.*	3,659,929	73,894
Koppers Holdings, Inc.	151,050	6,310
Olin Corp.(b)	4,626,483	88,921
Total		229,875

See Notes to Schedules of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES February 29, 2008

		Value
Investments	Shares	(000)
Drug & Grocery Store Chains 0.40%
Susser Holdings Corp.*	609,118	$14,753

Drugs & Pharmaceuticals 2.64%
K-V Pharmaceutical Co. Class A*	1,550,000	38,936
Medicines Co. (The)*	1,930,000	37,172
Onyx Pharmaceuticals, Inc.*	755,000	20,626
Total		96,734

Electrical & Electronics 1.17%
Plexus Corp.*	1,729,744	42,846

Electrical Equipment & Components 1.84%
AMETEK, Inc.	296,750	12,639
Baldor Electric Co.	1,901,898	54,527
Total		67,166

Electronics 0.17%
Methode Electronics, Inc.	578,706	6,163

Electronics: Medical Systems 0.33%
Zoll Medical Corp.*	490,000	12,191

Electronics: Semi-Conductors/Components 2.15%
ANADIGICS, Inc.*(b)	3,628,572	25,545
Microsemi Corp.*	2,449,014	53,266
Total		78,811

Electronics: Technology 1.66%
ScanSource, Inc.*(b)	1,788,984	60,772

Engineering & Contracting Services 0.67%
URS Corp.*	606,038	24,411

Financial: Miscellaneous 1.61%
Financial Federal Corp.(b)	2,729,491	58,821

Forest Products 0.34%
Universal Forest Products, Inc.	452,474	12,570

Identification Control & Filter Devices 1.22%
IDEX Corp.	800,075	24,130
Mine Safety Appliance Co.	508,645	20,402
Total		44,532

Insurance: Multi-Line 0.83%
Max Capital Group Ltd. (Bermuda)(a)	1,100,000	30,514

Insurance: Property-Casualty 1.39%
Navigators Group, Inc. (The)*	429,030	23,481
RLI Corp.	365,025	19,065
Selective Insurance Group, Inc.	350,376	8,325
Total		50,871

Machinery: Industrial/Specialty 1.96%
Kennametal Inc.	680,000	20,652
Nordson Corp.	990,058	50,879
Total		71,531

Machinery: Oil Well Equipment & Services 5.70%
CARBO Ceramics Inc.(b)	1,415,098	52,274
Exterran Holdings, Inc.*	463,581	32,289
Lufkin Industries, Inc.	420,997	24,064
Oil States International, Inc.*	1,354,300	57,097
Superior Energy Services, Inc.*	423,298	17,224
W-H Energy Services, Inc.*	405,000	25,462
Total		208,410

Machinery: Specialty 0.26%
Flow International Corp.*	1,285,000	9,470

Medical & Dental Instruments & Supplies 1.40%
ev3 Inc.*	793,000	7,010
Invacare Corp.	950,000	23,712
SonoSite, Inc.*	699,200	20,578
Total		51,300

Metal Fabricating 5.01%
Quanex Corp.(b)	3,565,922	183,467

Metals & Minerals Miscellaneous 0.30%
A.M. Castle & Co.	284,177	6,317
AMCOL International, Corp.	160,098	4,614
Total		10,931

See Notes to Schedules of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES February 29, 2008

		Value
Investments	Shares	(000)
Miscellaneous: Materials & Processing 1.62%
Rogers Corp.*(b)	1,867,635	$59,167

Multi-Sector Companies 3.43%
Carlisle Cos., Inc.	2,599,170	94,948
Kaman Corp.	206,620	4,959
Teleflex Inc.	450,000	25,447
Total		125,354

Oil: Crude Producers 1.45%
Forest Oil Corp.*	385,000	18,992
Petrohawk Energy Corp.*	1,880,700	34,003
Total		52,995

Paints & Coatings 0.75%
Ferro Corp.	1,710,000	27,531

Production Technology Equipment 0.90%
ATMI, Inc.*	1,206,200	32,978

Publishing: Miscellaneous 0.07%
Courier Corp.	89,726	2,441

Railroads 0.62%
Genesee & Wyoming, Inc. Class A*	727,375	22,549

Real Estate Investment Trusts 0.50%
EastGroup Properties, Inc.	433,349	18,387

Rental & Leasing Services: Commercial 1.26%
GATX Financial Corp.	1,277,400	45,961

Restaurants 1.18%
Benihana Inc.*	163,100	1,807
Benihana Inc. Class A*	354,537	3,797
Cheesecake Factory, Inc. (The)*	598,388	12,512
McCormick & Schmick’s Seafood Restaurants, Inc.*	639,500	6,932
Ruby Tuesday, Inc.	2,565,092	18,238
Total		43,286

Retail 2.26%
AnnTaylor Stores Corp.*	520,400	12,500
Gaiam, Inc. Class A*	830,945	17,683
Penske Automotive Group, Inc.	892,210	16,095
Sonic Automotive, Inc. Class A	2,055,089	36,539
Total		82,817

Services: Commercial 0.41%
Rollins, Inc.	316,476	5,586
Waste Connections, Inc.*	306,018	9,291
Total		14,877

Shipping 0.78%
Kirby Corp.*	633,900	28,576

Steel 0.17%
Carpenter Technology Corp.	100,080	6,288

Textiles Apparel Manufacturers 0.13%
Oxford Industries, Inc.	215,200	4,549

Tires & Rubber 0.14%
Cooper Tire & Rubber Co.	284,461	5,140

Truckers 1.20%
Heartland Express, Inc.	2,396,714	33,506
Knight Transportation, Inc.	700,000	10,353
Total		43,859

Utilities: Electrical 8.09%
Avista Corp.	2,290,000	41,770
Black Hills Corp.(b)	2,435,078	87,078
Cleco Corp.	579,700	13,281
El Paso Electric Co.*	1,280,000	26,189
IDACORP, Inc.	2,050,000	61,090
MGE Energy, Inc.	1,016,935	32,094
Westar Energy, Inc.	1,525,000	34,663
Total		296,165

Utilities: Gas Distributors 5.08%
New Jersey Resources Corp.	1,000,000	46,010
Northwest Natural Gas Co.	535,900	22,529
Piedmont Natural Gas Co., Inc.	2,827,000	69,544
UGI Corp.	1,870,000	47,891
Total		185,974

See Notes to Schedules of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE SERIES February 29, 2008

		Value
Investments	Shares	(000)
Wholesale & International Trade 0.20%
Central European Distribution Corp.*	128,618	$7,483

Total Common Stocks (cost $3,486,550,770)		3,505,616

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.86%
Repurchase Agreement
Repurchase Agreement dated 2/29/2008, 2.49% due 3/3/2008 with State Street Bank & Trust Co. collateralized by $1,212,000 of Federal Farm Credit Bank at 4.125% due 4/15/2009 and $142,895,000 of Federal Home Loan Bank at 2.945% due 2/18/2009; value: $144,147,904; proceeds: $141,346,253 (cost $141,316,929)	$141,317	141,317

Total Investments in Securities 99.66% (cost $3,627,867,699)		3,646,933
Other Assets in Excess of Liabilities 0.34%		12,349
Net Assets 100.00%		$3,659,282

*      Non-income producing security.

(a)     Foreign security traded in U.S. dollars.

(b)     Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedules of Investments.

4

Notes to Schedules of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds: Lord Abbett America’s Value Fund (“America’s Value Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”), Lord Abbett Large-Cap Core Fund (“Large Cap Core Fund”) and Small-Cap Value Series (“Small Cap Value Fund”) (each, a “Fund” and collectively, the “Funds”).

America’s Value Fund’s investment objective is to seek current income and capital appreciation.  Growth Opportunities Fund’s investment objective is capital appreciation.  Large Cap Core Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions–The books and records of America’s Value Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned and recorded.

(d)   Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(e)   Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedules of Investments (unaudited)(continued)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended February 29, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.  As of February 29, 2008 none of the Funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of February 29, 2008 in valuing each Fund’s investments carried at value:

America’s Value Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$1,023,283,258	$—
Level 2 - Other Significant Observable Inputs	656,936,499	—
Total	$1,680,219,757	$—

Growth Opportunities Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$669,160,950	$—
Level 2 - Other Significant Observable Inputs	72,241,939	—
Total	$741,402,889	$—

Large Cap Core Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$991,204,948	$—
Level 2 - Other Significant Observable Inputs	52,403,448	—
Total	$1,043,608,396	$—

Small Cap Value Fund

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$3,505,616,457	$—
Level 2 - Other Significant Observable Inputs	141,316,929	—
Total	$3,646,933,386	$—

3.     FEDERAL TAX INFORMATION

As of February 29, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	America’s Value Fund	Growth Opportunities Fund
Tax cost	$1,773,886,799	$699,370,028
Gross unrealized gain	126,633,061	71,235,947
Gross unrealized loss	(220,300,103)	(29,203,086)
Net unrealized security gain (loss)	$(93,667,042)	$42,032,861

	Large Cap Core Fund	Small Cap Value Fund
Tax cost	$975,988,223	$3,631,279,083
Gross unrealized gain	138,124,273	317,878,083
Gross unrealized loss	(70,504,100)	(302,223,780)
Net unrealized security gain	$67,620,173	$15,654,303

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, wash sales, and other temporary tax adjustments.

Notes to Schedules of Investments (unaudited)(continued)

4.     TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year.  Small Cap Value Fund had the following transactions with affiliated issuers during the period ended February 29, 2008:

Affiliated Issuer	Balance of Shares Held at 11/30/2007		Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2008	Value at 2/29/2008	Net Realized Gain (Loss) 12/1/2007 to 2/29/2008(c)	Dividend Income 12/1/2007 to 2/29/2008(c)
ANADIGICS, Inc.	3,626,572		128,500	(126,500)	3,628,572	$25,545,147	$160,156	$—
Anaren, Inc.	1,711,846		—	—	1,711,846	21,637,734	—	—
Anixter International Inc.	1,755,705		244,300	—	2,000,005	130,780,327	—	—
Black Hills Corp.	2,335,078		100,000	—	2,435,078	87,078,389	—	852,277
Boston Beer Co., Inc. (The)	164,300	(a)	412,651	—	576,951	20,574,073	—	—
Bristow Group Inc.(b)	1,335,060		—	(232,500)	1,102,560	—	1,371,071	—
CARBO Ceramics Inc.	1,130,098	(a)	285,000	—	1,415,098	52,273,720	—	158,214
Curtiss-Wright Corp.	2,347,145		82,900	—	2,430,045	102,207,693	—	—
Financial Federal Corp.	2,696,491		33,000	—	2,729,491	58,820,531	—	409,424
Intermec, Inc.	2,819,825	(a)	253,200	—	3,073,025	67,729,471	—	—
Macrovision Corp.	2,320,078	(a)	1,282,674	(288,400)	3,314,352	50,676,442	(52,101)	—
Olin Corp.	4,024,183		602,300	—	4,626,483	88,921,003	—	902,597
Quanex Corp.	3,280,022		285,900	—	3,565,922	183,466,687	—	465,503
Rogers Corp.	1,827,079		47,600	(7,044)	1,867,635	59,166,677	217,280	—
ScanSource, Inc.	1,710,864		168,454	(90,334)	1,788,984	60,771,786	1,231,568	—
Sonic Automotive, Inc. (b)	1,720,089		335,000	—	2,055,089	—	—	—
SonoSite, Inc.(b)	860,000		115,000	(275,800)	699,200	—	1,641,665	—
Susser Holdings Corp.(b)	1,020,352		—	(411,234)	609,118	—	2,259,931	—
Total						$1,009,649,680	$6,829,570	$2,788,015

(a) Not an affiliated issuer as of November 30, 2007.

(b) No longer an affiliated issuer as of February 29, 2008.

(c) Represents net realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

5.     INVESTMENT RISKS

America’s Value Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.  The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.  The Fund may invest up to 20% of its assets in foreign securities, which present increased market, liquidity, currency, political and other risks. The Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks.  Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

Notes to Schedules of Investments (unaudited)(concluded)

Growth Opportunities Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Large Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of particular value stocks for a long time.  Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.  Small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks or large company stocks.  The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks.  Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 18, 2008